JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.5%
Australia — 9.1%
AGL Energy Ltd.	393,384	2,083,218
Alumina Ltd.	1,684,871	2,066,207
Ampol Ltd.	95,545	1,989,072
Ansell Ltd.	116,637	3,372,474
APA Group	344,649	2,418,398
Aurizon Holdings Ltd.	118,743	336,981
AusNet Services Ltd.	1,139,667	1,524,168
Beach Energy Ltd.	494,560	435,027
BHP Group Ltd.	98,750	3,878,784
BHP Group plc	120,993	3,917,311
Cochlear Ltd.	525	94,982
Coles Group Ltd.	206,968	2,663,583
Crown Resorts Ltd.*	8,521	54,060
CSL Ltd.	13,155	2,800,577
CSR Ltd.	527,907	2,165,539
Dexus, REIT	351,024	2,651,653
Endeavour Group Ltd.*	38,494	187,290
Evolution Mining Ltd.	444,088	1,350,595
Fortescue Metals Group Ltd.	203,012	3,709,557
GPT Group (The), REIT	715,040	2,451,661
Harvey Norman Holdings Ltd.	456,200	1,905,283
JB Hi-Fi Ltd.	32,956	1,163,797
Macquarie Group Ltd.	2,538	293,059
Metcash Ltd.	604,438	1,789,400
Mirvac Group, REIT	864,030	1,813,514
Origin Energy Ltd.	674,590	2,038,096
Ramsay Health Care Ltd.	54,894	2,596,148
REA Group Ltd.	10,563	1,258,305
Rio Tinto Ltd.	37,934	3,717,909
Rio Tinto plc	42,808	3,636,126
Santos Ltd.	502,775	2,372,537
Sonic Healthcare Ltd.	133,565	3,946,366
Tabcorp Holdings Ltd.	642,618	2,345,625
Telstra Corp. Ltd.	1,068,018	2,974,882
TPG Telecom Ltd.	200,354	914,174
Vicinity Centres, REIT	55,669	63,612
Wesfarmers Ltd.	85,802	3,868,527
Woodside Petroleum Ltd.	149,051	2,394,350
Woolworths Group Ltd.	38,494	1,101,168

		80,344,015

Austria — 0.5%
Mondi plc	111,527	3,091,947
OMV AG	21,657	1,169,344

		4,261,291

Belgium — 0.6%
Etablissements Franz Colruyt NV	28,477	1,619,136
Groupe Bruxelles Lambert SA	12,276	1,428,303
Proximus SADP	110,791	2,276,788

		5,324,227

Brazil — 0.3%
Yara International ASA	53,189	2,803,408

Cambodia — 0.0%(a)
NagaCorp Ltd.	280,000	205,723

Chile — 0.3%
Antofagasta plc	143,610	2,981,809

China — 1.1%
Lenovo Group Ltd.	2,688,000	2,506,513
Tingyi Cayman Islands Holding Corp.	892,000	1,608,204
Uni-President China Holdings Ltd.	835,000	839,560
Want Want China Holdings Ltd.	2,479,000	1,673,341
Wilmar International Ltd.	877,300	2,809,602

		9,437,220

Denmark — 0.9%
Carlsberg A/S, Class B	9,155	1,691,711
DSV Panalpina A/S	4,138	1,008,700
Genmab A/S*	4,847	2,190,743
Novo Nordisk A/S, Class B	31,210	2,889,152

		7,780,306

Finland — 2.3%
Elisa OYJ	46,208	2,969,847
Fortum OYJ	127,379	3,509,329
Kesko OYJ, Class B	101,888	4,367,121
Neste OYJ	48,951	3,009,060
Orion OYJ, Class B	13,165	560,375
Stora Enso OYJ, Class R	106,491	2,108,702
UPM-Kymmene OYJ	87,202	3,563,548

		20,087,982

France — 3.6%
Air Liquide SA	8,826	1,534,917
Arkema SA	18,950	2,412,041
Atos SE	19,560	935,413
Capgemini SE	19,740	4,266,858
Covivio, REIT	6,761	635,139
Eiffage SA	26,534	2,705,001
Gecina SA, REIT	18,252	2,894,605
Klepierre SA, REIT	62,549	1,514,433
Orange SA	123,790	1,377,677
Pernod Ricard SA	16,214	3,578,539
TotalEnergies SE	41,711	1,818,880
Unibail-Rodamco-Westfield, REIT*	32,707	2,722,397
Vinci SA	20,884	2,211,084
Vivendi SE(b)	89,991	3,040,477

		31,647,461

Germany — 2.9%
Aroundtown SA	93,974	735,542
Covestro AG(c)	7,292	469,760
Daimler AG (Registered)	24,935	2,225,188
Deutsche Telekom AG (Registered)	172,330	3,576,567
Deutsche Wohnen SE	36,489	2,278,087
Evonik Industries AG	25,124	873,565
Fresenius Medical Care AG & Co. KGaA	30,964	2,440,622
Hannover Rueck SE	6,399	1,075,566
Hella GmbH & Co. KGaA*(b)	13,745	962,289
Infineon Technologies AG	8,975	342,972
LEG Immobilien SE	5,803	917,146
Merck KGaA	7,371	1,508,874
ProSiebenSat.1 Media SE	73,402	1,394,561

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
SAP SE	19,433	2,788,858
Telefonica Deutschland Holding AG	573,947	1,547,107
Uniper SE	34,378	1,342,219
Vonovia SE	15,876	1,057,007

		25,535,930

Hong Kong — 4.2%
ASM Pacific Technology Ltd.	100,000	1,289,370
CK Asset Holdings Ltd.	374,000	2,544,584
CK Infrastructure Holdings Ltd.	446,000	2,692,451
CLP Holdings Ltd.	361,000	3,722,426
Hong Kong & China Gas Co. Ltd.	1,864,393	3,032,135
Hutchison Port Holdings Trust	2,806,800	658,664
Hysan Development Co. Ltd.	100,000	393,764
Link, REIT	207,500	1,982,943
MTR Corp. Ltd.	305,000	1,808,238
New World Development Co. Ltd.	233,750	1,108,154
PCCW Ltd.	4,163,000	2,180,702
Power Assets Holdings Ltd.	501,500	3,242,295
Sun Hung Kai Properties Ltd.	171,500	2,453,371
Techtronic Industries Co. Ltd.	193,000	3,441,633
WH Group Ltd.(c)	2,097,000	1,737,506
Xinyi Glass Holdings Ltd.	964,000	3,602,816
Yue Yuen Industrial Holdings Ltd.*	369,000	778,740

		36,669,792

Indonesia — 0.1%
First Pacific Co. Ltd.	550,000	183,306
Golden Agri-Resources Ltd.	4,680,500	792,609

		975,915

Ireland — 0.5%
CRH plc	36,027	1,800,597
Flutter Entertainment plc*	9,590	1,637,805
Smurfit Kappa Group plc	19,436	1,096,463

		4,534,865

Italy — 1.5%
Banca Mediolanum SpA	61,058	600,924
Davide Campari-Milano NV(b)	147,810	2,077,993
Enel SpA	83,784	772,115
Eni SpA	4,234	50,070
Italgas SpA	338,666	2,292,331
Poste Italiane SpA(c)	120,125	1,589,553
Recordati Industria Chimica e Farmaceutica SpA	26,830	1,659,481
Snam SpA	356,722	2,157,752
Telecom Italia SpA	3,556,913	1,557,616
Terna - Rete Elettrica Nazionale	113,391	899,917

		13,657,752

Japan — 29.4%
Activia Properties, Inc., REIT	207	940,296
Advance Residence Investment Corp., REIT(b)	237	808,670
Advantest Corp.	6,000	529,686
Aeon Co. Ltd.	87,800	2,402,633
Aeon Mall Co. Ltd.	43,600	664,557
Ajinomoto Co., Inc.	112,800	2,873,797
Alfresa Holdings Corp.	70,000	1,066,091
Anritsu Corp.	81,800	1,429,669
Aozora Bank Ltd.	10,100	227,331
Asahi Group Holdings Ltd.	54,000	2,429,705
Astellas Pharma, Inc.	141,300	2,250,539
Brother Industries Ltd.	40,500	824,213
Canon Marketing Japan, Inc.	57,800	1,294,676
Capcom Co. Ltd.	73,900	2,031,943
Casio Computer Co. Ltd.	46,000	749,755
Chubu Electric Power Co., Inc.	278,200	3,338,560
Chugai Pharmaceutical Co. Ltd.	67,100	2,472,671
Chugoku Electric Power Co., Inc. (The)	145,000	1,310,727
COMSYS Holdings Corp.	102,400	2,845,958
Cosmo Energy Holdings Co. Ltd.	111,300	2,588,536
Cosmos Pharmaceutical Corp.	17,500	2,970,670
CyberAgent, Inc.	131,700	2,370,395
Dai Nippon Printing Co. Ltd.	48,800	1,149,988
Daiichi Sankyo Co. Ltd.	55,800	1,105,080
Daito Trust Construction Co. Ltd.	16,300	1,915,086
Daiwa House REIT Investment Corp., REIT	289	860,439
Daiwa Securities Group, Inc.	456,900	2,402,538
Denka Co. Ltd.	12,800	442,983
DIC Corp.	45,400	1,226,891
Electric Power Development Co. Ltd.	174,200	2,550,248
ENEOS Holdings, Inc.	661,400	2,778,274
Fuji Media Holdings, Inc.	17,300	187,686
FUJIFILM Holdings Corp.	52,000	3,731,666
Fujitsu Ltd.	18,800	3,198,452
Fukuoka Financial Group, Inc.	23,300	392,724
GLP J-REIT, REIT	620	1,110,524
Gunma Bank Ltd. (The)	136,800	437,132
H.U. Group Holdings, Inc.	18,400	477,670
Hachijuni Bank Ltd. (The)	135,900	439,668
Hankyu Hanshin Holdings, Inc.	33,400	987,664
Hikari Tsushin, Inc.	13,000	2,250,699
Hoya Corp.	9,200	1,298,761
Idemitsu Kosan Co. Ltd.	34,637	815,350
Iida Group Holdings Co. Ltd.	99,200	2,393,767
Industrial & Infrastructure Fund Investment Corp., REIT(b)	273	529,151
Inpex Corp.	357,400	2,534,882
ITOCHU Corp.	93,300	2,761,609
Itochu Techno-Solutions Corp.	33,100	1,015,363
Iwatani Corp.	37,200	2,137,102
Japan Metropolitan Fund Invest, REIT	1,664	1,743,099
Japan Post Holdings Co. Ltd.*	277,200	2,352,996
Japan Post Insurance Co. Ltd.	130,900	2,320,665
Japan Tobacco, Inc.	163,100	3,187,023
Kajima Corp.	122,300	1,574,343
Kaken Pharmaceutical Co. Ltd.	16,000	708,210
Kaneka Corp.	5,900	233,624
Kansai Electric Power Co., Inc. (The)	278,300	2,625,170
KDDI Corp.	106,100	3,244,920
Keisei Electric Railway Co. Ltd.	600	17,870
Kikkoman Corp.	25,700	1,573,790
Kinden Corp.	60,000	972,976
Kirin Holdings Co. Ltd.	54,900	1,004,165
K’s Holdings Corp.	223,200	2,637,036

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Kyowa Kirin Co. Ltd.	29,300	953,749
Kyushu Electric Power Co., Inc.	183,700	1,388,623
Lawson, Inc.	15,700	789,084
Lintec Corp.	52,600	1,146,688
Mani, Inc.	32,900	702,240
Marubeni Corp.	385,700	3,282,852
Matsui Securities Co. Ltd.	74,600	536,094
Matsumotokiyoshi Holdings Co. Ltd.	26,500	1,177,450
Mebuki Financial Group, Inc.	165,400	353,991
Medipal Holdings Corp.	102,100	1,922,871
MEIJI Holdings Co. Ltd.	22,300	1,380,388
Mitsubishi Corp.	31,200	875,122
Mitsubishi Estate Co. Ltd.	145,100	2,276,173
Mitsubishi Gas Chemical Co., Inc.	145,600	3,032,979
Mitsubishi HC Capital, Inc.	381,800	2,082,461
Mitsui & Co. Ltd.	133,700	3,068,737
Mitsui Chemicals, Inc.	49,700	1,584,879
Mitsui Fudosan Logistics Park, Inc., REIT	106	593,264
Mochida Pharmaceutical Co. Ltd.	68,700	2,256,895
Morinaga Milk Industry Co. Ltd.	9,600	537,920
NH Foods Ltd.	28,000	1,129,356
Nifco, Inc.	8,700	289,161
Nintendo Co. Ltd.	5,800	2,981,798
Nippo Corp.	90,100	2,502,890
Nippon Electric Glass Co. Ltd.	22,900	519,987
Nippon Express Co. Ltd.	2,400	175,319
Nippon Paper Industries Co. Ltd.	13,900	162,482
Nippon Prologis REIT, Inc., REIT	115	384,050
Nippon Shokubai Co. Ltd.	16,500	793,662
Nippon Telegraph & Telephone Corp.	131,800	3,375,150
Nippon Yusen KK	30,600	1,653,381
Nisshin Seifun Group, Inc.	42,200	680,373
Nissin Foods Holdings Co. Ltd.	32,400	2,305,596
Nitto Denko Corp.	39,000	2,897,638
NOF Corp.	9,600	488,298
Nomura Holdings, Inc.	465,400	2,330,531
Nomura Real Estate Holdings, Inc.	73,300	1,817,580
Nomura Research Institute Ltd.	89,100	2,867,224
Obayashi Corp.	119,100	973,911
Ono Pharmaceutical Co. Ltd.	95,900	2,189,221
Open House Co. Ltd.	64,400	3,256,049
ORIX Corp.	154,400	2,701,291
Orix JREIT, Inc., REIT	406	774,682
Osaka Gas Co. Ltd.	147,400	2,753,832
Penta-Ocean Construction Co. Ltd.	53,900	365,240
Pigeon Corp.	27,900	803,331
Rakuten Group, Inc.	214,100	2,355,970
Relo Group, Inc.	22,700	500,963
RENOVA, Inc.*	80,100	3,615,379
Resona Holdings, Inc.	488,100	1,832,660
Rinnai Corp.	5,000	464,498
Sankyo Co. Ltd.	29,500	736,209
Sawai Group Holdings Co. Ltd.	26,600	1,139,309
SBI Holdings, Inc.	67,700	1,620,600
SCSK Corp.	17,100	1,030,616
Sekisui Chemical Co. Ltd.	53,100	916,265
Sekisui House Ltd.(b)	62,800	1,243,785
Sekisui House Reit, Inc., REIT	611	538,256
Shimamura Co. Ltd.	8,900	860,325
Shionogi & Co. Ltd.	44,400	2,338,312
Ship Healthcare Holdings, Inc.	20,400	514,443
SKY Perfect JSAT Holdings, Inc.	208,600	789,186
Skylark Holdings Co. Ltd.*	69,000	929,361
SoftBank Corp.	205,600	2,685,385
SoftBank Group Corp.	37,200	2,339,346
Sojitz Corp.	793,700	2,428,157
Sony Group Corp.	32,300	3,374,268
Sugi Holdings Co. Ltd.	35,700	2,634,536
Sumitomo Chemical Co. Ltd.	433,600	2,257,113
Sumitomo Dainippon Pharma Co. Ltd.	82,100	1,421,585
Sumitomo Mitsui Financial Group, Inc.	58,100	1,958,498
Sumitomo Realty & Development Co. Ltd.	53,500	1,743,738
Suzuken Co. Ltd.	22,400	646,414
Taisho Pharmaceutical Holdings Co. Ltd.	7,300	408,822
Takeda Pharmaceutical Co. Ltd.	67,800	2,256,827
TDK Corp.	12,100	1,380,611
Teijin Ltd.	81,400	1,225,638
TIS, Inc.	5,600	145,243
Tobu Railway Co. Ltd.	18,000	468,072
Toho Gas Co. Ltd.	47,300	2,299,138
Tohoku Electric Power Co., Inc.	282,300	2,138,771
Tokuyama Corp.	67,200	1,423,070
Tokyo Century Corp.	7,500	412,748
Tokyo Electric Power Co. Holdings, Inc.*	447,800	1,193,475
Tokyo Electron Ltd.	8,200	3,381,889
Tokyo Gas Co. Ltd.	127,900	2,420,984
Tokyo Tatemono Co. Ltd.	34,600	520,553
Tosoh Corp.	102,200	1,793,515
Toyo Suisan Kaisha Ltd.	60,800	2,321,182
Toyota Industries Corp.	24,000	2,013,242
Tsumura & Co.	60,900	1,921,028
Tsuruha Holdings, Inc.	11,900	1,404,972
Ube Industries Ltd.	81,700	1,640,905
Unicharm Corp.	60,700	2,436,336
USS Co. Ltd.	64,700	1,126,294
Welcia Holdings Co. Ltd.	59,200	2,015,151
Yamada Holdings Co. Ltd.	428,200	2,023,011
Yamaguchi Financial Group, Inc.	7,700	44,266
Yamaha Motor Co. Ltd.	33,800	846,375
Yokohama Rubber Co. Ltd. (The)	71,500	1,427,744
Zeon Corp.	68,100	930,469

		259,398,363

Jordan — 0.4%
Hikma Pharmaceuticals plc	92,018	3,383,633

Luxembourg — 0.1%
RTL Group SA	22,409	1,268,646

Netherlands — 2.7%
ASR Nederland NV	29,425	1,209,269

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Heineken Holding NV	24,137	2,374,428
Koninklijke Ahold Delhaize NV	97,678	3,036,308
Koninklijke DSM NV	7,302	1,471,949
Koninklijke KPN NV	1,096,296	3,597,356
Koninklijke Philips NV	55,171	2,543,907
NN Group NV	71,587	3,559,047
Royal Dutch Shell plc, Class A	166,938	3,355,611
Wolters Kluwer NV	25,665	2,925,898

		24,073,773

New Zealand — 0.8%
Fisher & Paykel Healthcare Corp. Ltd.	150,712	3,317,457
Spark New Zealand Ltd.	957,487	3,160,443
Xero Ltd.*	9,651	1,001,314

		7,479,214

Norway — 0.7%
Aker BP ASA	419	11,287
Equinor ASA	86,504	1,685,028
Mowi ASA	36,752	936,433
Orkla ASA	201,924	1,833,956
Salmar ASA	15,658	1,038,624
Telenor ASA	63,774	1,107,253

		6,612,581

Portugal — 0.5%
EDP - Energias de Portugal SA	665,015	3,449,418
Galp Energia SGPS SA	7,358	71,753
Jeronimo Martins SGPS SA	60,312	1,228,787

		4,749,958

Russia — 0.7%
Coca-Cola HBC AG*	53,534	2,021,597
Evraz plc	394,172	3,367,754
Polymetal International plc	30,588	664,661

		6,054,012

Singapore — 2.2%
Ascendas, REIT	653,142	1,503,038
CapitaLand Integrated Commercial Trust, REIT	680,808	1,078,792
ComfortDelGro Corp. Ltd.	187,600	217,637
DBS Group Holdings Ltd.	109,200	2,443,498
Keppel Corp. Ltd.	432,300	1,747,698
Keppel DC, REIT	280,800	546,689
Mapletree Commercial Trust, REIT	845,200	1,345,615
Mapletree Industrial Trust, REIT	284,900	630,816
Mapletree Logistics Trust, REIT	510,800	795,301
Mapletree North Asia Commercial Trust, REIT(c)	513,400	382,792
Sembcorp Industries Ltd.	1,590,300	2,453,117
Singapore Press Holdings Ltd.	192,200	266,674
Singapore Telecommunications Ltd.	1,497,900	2,510,613
Suntec, REIT	647,100	696,371
Venture Corp. Ltd.	204,500	2,868,492

		19,487,143

South Africa — 0.3%
Anglo American plc	49,666	2,200,898

South Korea — 8.4%
CJ CheilJedang Corp.	6,318	2,568,594
DL Holdings Co. Ltd.	10,935	751,414
GS Engineering & Construction Corp.	49,317	1,891,516
GS Holdings Corp.	4,838	180,120
GS Retail Co. Ltd.	34,333	1,054,453
Hana Financial Group, Inc.	74,954	2,827,913
Hanwha Corp.	23,090	599,929
Hanwha Life Insurance Co. Ltd.	350,494	1,035,318
Hite Jinro Co. Ltd.	76,350	2,288,596
Hyundai Department Store Co. Ltd.	4,467	311,173
Hyundai Mobis Co. Ltd.	5,699	1,324,078
Industrial Bank of Korea	151,703	1,357,326
Kakao Corp.	32,787	4,197,229
KB Financial Group, Inc.	63,573	2,823,652
Kia Corp.	42,281	3,087,809
Korea Electric Power Corp.	116,191	2,518,402
Korea Gas Corp.*	61,520	1,925,871
Korea Investment Holdings Co. Ltd.	17,817	1,488,717
KT&G Corp.	35,886	2,569,072
LG Corp.	39,504	3,237,615
LG Household & Health Care Ltd.	1,582	2,006,640
LG Uplus Corp.	196,378	2,486,930
LX Holdings Corp.*	18,565	168,663
Mirae Asset Securities Co. Ltd.	121,877	948,092
NAVER Corp.	9,360	3,527,800
NH Investment & Securities Co. Ltd.	44,000	486,637
NongShim Co. Ltd.	1,648	471,261
Orion Corp.	13,773	1,407,838
POSCO	9,783	3,111,550
Samsung Electronics Co. Ltd.	53,502	3,656,134
Samsung Life Insurance Co. Ltd.	25,264	1,657,727
Samsung Securities Co. Ltd.	19,855	764,939
SK Hynix, Inc.	23,748	2,324,843
SK Innovation Co. Ltd.*	14,850	3,276,217
SK Telecom Co. Ltd.	11,771	3,083,226
SKC Co. Ltd.	3,237	456,330
S-Oil Corp.	11,881	1,014,454
Woori Financial Group, Inc.	246,216	2,321,429
Yuhan Corp.	60,399	3,237,880

		74,447,387

Spain — 1.5%
Acciona SA	10,400	1,594,459
Enagas SA	100,645	2,311,568
Endesa SA	123,274	2,994,404
Ferrovial SA	145	4,303
Iberdrola SA	242,985	2,924,347
Naturgy Energy Group SA	107,727	2,780,437
Siemens Gamesa Renewable Energy SA*	24,660	687,739

		13,297,257

Sweden — 4.5%
Boliden AB*	85,891	3,347,343
Castellum AB	87,398	2,447,765
Fastighets AB Balder, Class B*	11,755	811,195
H & M Hennes & Mauritz AB, Class B*	142,388	2,976,867
Hexagon AB, Class B	246,491	4,080,313
Husqvarna AB, Class B	57,802	808,860
ICA Gruppen AB	55,120	2,724,497

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Investor AB, Class B	154,073	3,815,544
Kinnevik AB, Class B*	57,216	2,494,378
Securitas AB, Class B	158,732	2,798,990
Skanska AB, Class B(b)	118,674	3,350,128
Swedish Match AB	388,967	3,483,189
Tele2 AB, Class B	148,699	2,184,242
Telia Co. AB	666,471	2,923,349
Trelleborg AB, Class B	49,331	1,219,444

		39,466,104

Switzerland — 2.1%
Baloise Holding AG (Registered)	3,681	580,385
EMS-Chemie Holding AG (Registered)	356	394,647
Kuehne + Nagel International AG (Registered)	4,038	1,362,151
Logitech International SA (Registered)	26,682	2,931,538
Novartis AG (Registered)	29,151	2,695,839
Roche Holding AG	7,989	3,086,248
Sonova Holding AG (Registered)	10,314	4,049,637
Swisscom AG (Registered)	5,323	3,199,133

		18,299,578

United Kingdom — 16.4%
3i Group plc	201,372	3,579,022
Abrdn plc	401,977	1,585,773
Admiral Group plc	81,202	3,835,862
Ashmore Group plc	155,835	822,959
Ashtead Group plc	49,820	3,728,001
Associated British Foods plc	81,006	2,252,522
AstraZeneca plc	33,737	3,876,715
Auto Trader Group plc*(c)	441,099	3,996,425
AVEVA Group plc	58,371	3,184,843
Aviva plc	324,362	1,742,031
B&M European Value Retail SA	315,601	2,424,711
Barratt Developments plc	54,296	530,617
Bellway plc	23,596	1,077,331
Berkeley Group Holdings plc	31,501	2,120,897
BP plc	522,447	2,097,114
British American Tobacco plc	89,169	3,316,407
British Land Co. plc (The), REIT	233,249	1,651,387
BT Group plc*	1,288,189	3,102,907
Centrica plc*	3,176,717	2,004,600
CK Hutchison Holdings Ltd.	105,042	767,469
ConvaTec Group plc(c)	899,413	2,961,686
Croda International plc	34,649	4,056,053
Derwent London plc, REIT	52,617	2,653,070
Diageo plc	78,324	3,883,794
Direct Line Insurance Group plc	499,501	2,064,801
GlaxoSmithKline plc	113,414	2,239,226
Halma plc	46,915	1,883,214
IMI plc	80,126	1,960,275
Imperial Brands plc	125,443	2,685,773
Informa plc*	56,104	385,508
InterContinental Hotels Group plc*	15,962	1,054,188
Intertek Group plc	22,965	1,645,348
J Sainsbury plc	524,122	2,063,903
Johnson Matthey plc	41,450	1,713,306
Land Securities Group plc, REIT	171,413	1,687,111
Legal & General Group plc	915,626	3,316,826
London Stock Exchange Group plc	437	45,567
M&G plc	306,157	958,651
National Grid plc	105,888	1,353,896
Next plc*	26,000	2,848,133
Ocado Group plc*	67,083	1,728,562
Pearson plc	278,784	3,359,478
Pennon Group plc	118,892	2,109,681
Persimmon plc	41,610	1,678,448
Phoenix Group Holdings plc	236,959	2,233,062
Reckitt Benckiser Group plc	33,991	2,600,300
Rentokil Initial plc	286,958	2,260,507
Rightmove plc	208,036	2,029,277
Sage Group plc (The)	322,946	3,147,878
Schroders plc	9,031	458,632
Segro plc, REIT	242,693	4,102,539
Severn Trent plc	47,923	1,862,841
Smiths Group plc	55,875	1,207,256
Spirax-Sarco Engineering plc	13,033	2,715,407
SSE plc	152,173	3,050,989
St. James’s Place plc	51,634	1,137,599
Tate & Lyle plc	275,016	2,821,342
Taylor Wimpey plc	197,466	451,460
Tesco plc	886,823	2,871,003
Unilever plc	48,043	2,764,948
Unilever plc	15,817	911,690
United Utilities Group plc	237,820	3,541,016
Vodafone Group plc	1,241,849	1,996,833
Wm Morrison Supermarkets plc	1,079,138	4,014,005
WPP plc	20,250	261,894

		144,474,569

United States — 0.9%
Avast plc(c)	405,231	3,265,666
Ferguson plc	25,935	3,635,804
Schneider Electric SE	7,317	1,225,513

		8,126,983

TOTAL COMMON STOCKS (Cost $796,145,214)		879,067,795

SHORT-TERM INVESTMENTS — 1.0%
INVESTMENT COMPANIES — 0.1%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(d)(e)(Cost $1,037,596)	1,037,078	1,037,596

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(d)(e)	7,757,673	7,757,673

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(d)(e)	578,323	578,323

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $8,336,072)		8,335,996

TOTAL SHORT-TERM INVESTMENTS (Cost $9,373,668)		9,373,592

Total Investments — 100.5% (Cost $805,518,882)		888,441,387
Liabilities in Excess of Other Assets — (0.5)%		(4,851,682)

Net Assets — 100.0%		883,589,705

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Electric Utilities	5.3%
Pharmaceuticals	5.2
Diversified Telecommunication Services	5.0
Food & Staples Retailing	4.7
Equity Real Estate Investment Trusts (REITs)	4.7
Metals & Mining	4.3
Chemicals	4.2
Oil, Gas & Consumable Fuels	4.0
Food Products	4.0
Insurance	3.2
Gas Utilities	2.7
Real Estate Management & Development	2.7
Beverages	2.4
Construction & Engineering	2.3
Trading Companies & Distributors	2.2
Household Durables	2.1
Capital Markets	2.1
Health Care Equipment & Supplies	2.1
Banks	2.0
Wireless Telecommunication Services	1.8
Tobacco	1.7
Interactive Media & Services	1.7
Diversified Financial Services	1.7
Technology Hardware, Storage & Peripherals	1.5
Health Care Providers & Services	1.5
IT Services	1.5
Electronic Equipment, Instruments & Components	1.5
Software	1.5
Specialty Retail	1.5
Multiline Retail	1.3
Media	1.2
Machinery	1.1
Paper & Forest Products	1.0
Others (each less than 1.0%)	13.2
Short-Term Investments	1.1

Abbreviations

OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SGPS	Holding company

(a)	Amount rounds to less than 0.1% of net assets.
(b)	The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 is $5,110,490.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	34	09/2021	USD	3,944,340	40,765

Abbreviations

EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$187,290	$80,156,725	$—	$80,344,015
Austria	—	4,261,291	—	4,261,291
Belgium	—	5,324,227	—	5,324,227
Brazil	—	2,803,408	—	2,803,408
Cambodia	—	205,723	—	205,723
Chile	—	2,981,809	—	2,981,809
China	—	9,437,220	—	9,437,220
Denmark	—	7,780,306	—	7,780,306
Finland	—	20,087,982	—	20,087,982
France	—	31,647,461	—	31,647,461
Germany	—	25,535,930	—	25,535,930
Hong Kong	393,764	36,276,028	—	36,669,792
Indonesia	183,306	792,609	—	975,915
Ireland	—	4,534,865	—	4,534,865
Italy	—	13,657,752	—	13,657,752
Japan	1,703,788	257,694,575	—	259,398,363
Jordan	—	3,383,633	—	3,383,633
Luxembourg	—	1,268,646	—	1,268,646
Netherlands	—	24,073,773	—	24,073,773
New Zealand	—	7,479,214	—	7,479,214
Norway	—	6,612,581	—	6,612,581
Portugal	1,228,787	3,521,171	—	4,749,958
Russia	—	6,054,012	—	6,054,012
Singapore	—	19,487,143	—	19,487,143
South Africa	—	2,200,898	—	2,200,898
South Korea	2,175,303	72,272,084	—	74,447,387
Spain	—	13,297,257	—	13,297,257
Sweden	6,804,810	32,661,294	—	39,466,104
Switzerland	—	18,299,578	—	18,299,578
United Kingdom	7,887,381	136,587,188	—	144,474,569
United States	—	8,126,983	—	8,126,983

Total Common Stocks	20,564,429	858,503,366	—	879,067,795

Short-Term Investments
Investment Companies	1,037,596	—	—	1,037,596
Investment of Cash Collateral from Securities Loaned	8,335,996	—	—	8,335,996

Total Short-Term Investments	9,373,592	—	—	9,373,592

Total Investments in Securities	$29,938,021	$858,503,366	$—	$888,441,387

Appreciation in Other Financial Instruments
Futures Contracts	$40,765	$—	$—	$40,765

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(a)(b)	$209,263	$40,318,013	$39,488,926	$(775)	$21	$1,037,596	1,037,078	$874	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(a)(b)	2,258,649	82,000,000	76,500,000	(1,152)	176	7,757,673	7,757,673	6,411	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	1,193,251	68,141,185	68,756,113	—	—	578,323	578,323	493	—

Total	$3,661,163	$190,459,198	$184,745,039	$(1,927)	$197	$9,373,592		$7,778	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.